Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases
Leases
7.	Leases

We enter into operating and finance leases for, among other things, satellites, office space, warehouses and distribution centers, vehicles, and other equipment. Our leases have remaining lease terms from one to 12 years, some of which include renewal options, and some of which include options to terminate the leases within one year.

Our Anik F3 and Nimiq 5 satellites are accounted for as financing leases.  Substantially all of our remaining leases are accounted for as operating leases, including the remainder of our satellite fleet.

The components of lease expense were as follows:

For the Three Months Ended		For the Six Months Ended
June 30,		June 30,
2020	2019	2020	2019

(In thousands)
Operating lease cost	$61,808	$81,762	$123,523	$162,048

Short-term lease cost (1)	3,733	12,141	6,400	31,426

Finance lease cost:
Amortization of right-of-use assets	12,300	3,805	24,748	9,913
Interest on lease liabilities	4,534	1,099	9,332	2,280
Total finance lease cost	16,834	4,904	34,080	12,193
Total lease costs	$82,375	$98,807	$164,003	$205,667

(2)Leases that have terms of 12 months or less.

Supplemental cash flow information related to leases was as follows:

	For the Six Months Ended
	June 30,
	2020	2019

	(In thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$123,811	$164,159
Operating cash flows from finance leases	$9,332	$2,295
Financing cash flows from finance leases	$23,227	$10,454

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$17,967	$61,872
Finance leases	$—	$—

Right-of-use assets and liabilities recognized at January 1, 2019 upon adoption of ASC 842		$730,180

Supplemental balance sheet information related to leases was as follows:

	As of
	June 30, 2020	December 31, 2019

	(In thousands)
Operating Leases:
Operating lease assets	$471,987	$553,576

Other current liabilities	$204,138	$202,972
Operating lease liabilities	267,154	350,155
Total operating lease liabilities	$471,292	$553,127

Finance Leases:
Property and equipment, gross	$398,875	$399,764
Accumulated depreciation	(226,325)	(201,873)
Property and equipment, net	$172,550	$197,891

Other current liabilities	$50,860	$48,678
Other long-term liabilities	137,949	163,939
Total finance lease liabilities	$188,809	$212,617

Weighted Average Remaining Lease Term:
Operating leases	3.1 years	3.4 years
Finance leases	3.8 years	4.2 years

Weighted Average Discount Rate:
Operating leases	9.0%	9.1%
Finance leases	9.5%	9.5%

Maturities of lease liabilities as of June 30, 2020 were as follows:

	Maturities of Lease Liabilities
	Operating	Finance
For the Years Ending December 31,	Leases	Leases	Total

	(In thousands)
2020 (remaining six months)	$121,315	$33,139	$154,454
2021	205,137	66,279	271,416
2022	132,452	50,226	182,678
2023	27,439	42,862	70,301
2024	11,376	32,147	43,523
Thereafter	42,414	—	42,414
Total lease payments	540,133	224,653	764,786
Less: Imputed interest	(68,841)	(35,844)	(104,685)
Total	471,292	188,809	660,101
Less: Current portion	(204,138)	(50,860)	(254,998)
Long-term portion of lease obligations	$267,154	$137,949	$405,103

7.Leases

We enter into operating and finance leases for, among other things, satellites, office space, warehouses and distribution centers, vehicles and other equipment. Our leases have remaining lease terms from one to twelve years, some of which include renewal options, and some of which include options to terminate the leases within one year.

Our Anik F3 and Nimiq 5 satellites are accounted for as financing leases.  Substantially all of our remaining leases are accounted for as operating leases, including the remainder of our satellite fleet.

The components of lease expense were as follows:

For the Year Ended
December 31, 2019
(In thousands)
Operating lease cost	$297,181

Short-term lease cost (1)	37,686

Finance lease cost:
Amortization of right-of-use assets	29,134
Interest on lease liabilities	9,826
Total finance lease cost	38,960
Total lease costs	$373,827

(1)	Leases that have terms of 12 months or less.

Supplemental cash flow information related to leases was as follows:

For the Year Ended
December 31, 2019
(In thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$301,524
Operating cash flows from finance leases	$9,826
Financing cash flows from finance leases	$31,841

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$81,198
Finance leases	$175,311

Right-of-use assets and liabilities recognized at January 1, 2019 upon adoption of ASC 842	$730,180

Supplemental balance sheet information related to leases was as follows:

As of
December 31, 2019
(In thousands)
Operating Leases:
Operating lease right-of-use assets	$553,576

Other current liabilities	$202,972
Operating lease liabilities	350,155
Total operating lease liabilities	$553,127

Finance Leases:
Property and equipment, gross	$399,764
Accumulated depreciation	(201,873)
Property and equipment, net	$197,891

Other current liabilities	$48,678
Other long-term liabilities	163,939
Total finance lease liabilities	$212,617

Weighted Average Remaining Lease Term:
Operating leases	3.4 years
Finance leases	4.2 years

Weighted Average Discount Rate:
Operating leases	9.1%
Finance leases	9.5%

Maturities of lease liabilities as of December 31, 2019 were as follows:

	Maturities of Lease Liabilities
	Operating	Finance
For the Years Ending December 31,	Leases	Leases	Total

	(In thousands)
2020	$239,660	$66,285	$305,945
2021	199,062	66,279	265,341
2022	127,300	50,227	177,527
2023	24,571	42,862	67,433
2024	9,191	32,147	41,338
Thereafter	42,008		42,008
Total lease payments	641,792	257,800	899,592
Less: Imputed interest	(88,665)	(45,183)	(133,848)
Total	553,127	212,617	765,744
Less: Current portion	(202,972)	(48,678)	(251,650)
Long-term portion of lease obligations	$350,155	$163,939	$514,094